UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 4.4%
423,835	Honeywell International, Inc.	$21,068,838
209,053	The Boeing Co.	13,331,310

		34,400,148

Auto Components — 1.2%
262,875	Johnson Controls, Inc.	9,579,165

Automobiles* — 1.9%
395,472	Ford Motor Co.	6,303,824
246,602	General Motors Co.	8,433,788

		14,737,612

Beverages — 2.0%
240,992	PepsiCo., Inc.	15,575,313

Biotechnology* — 1.8%
220,598	Biogen Idec, Inc.	14,111,654

Capital Markets — 3.8%
375,352	Bank of New York Mellon Corp.	10,130,750
36,766	Franklin Resources, Inc.	4,194,633
432,487	Invesco Ltd.	9,402,267
140,458	State Street Corp.	6,067,786

		29,795,436

Chemicals — 3.4%
632,674	Huntsman Corp.	9,787,467
531,939	The Dow Chemical Co.	16,585,858

		26,373,325

Commercial Banks — 3.9%
116,043	HSBC Holdings PLC ADR	5,867,134
192,737	PNC Financial Services Group, Inc.	10,378,887
588,034	U.S. Bancorp	13,983,449

		30,229,470

Computers & Peripherals* — 2.0%
722,663	EMC Corp.	15,530,028

Diversified Financial Services — 6.5%
1,839,313	Bank of America Corp.	20,140,477
813,900	JPMorgan Chase & Co.	30,423,582

		50,564,059

Diversified Telecommunication Services — 2.3%
311,864	CenturyLink, Inc.	13,407,033
306,521	Koninklijke (Royal) KPN NV ADR	4,413,903

		17,820,936

Electric Utilities — 4.3%
431,352	American Electric Power Co., Inc.	15,356,131
192,622	Entergy Corp.	13,722,391

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
86,399	NextEra Energy, Inc.	$4,373,518

		33,452,040

Electrical Equipment — 1.0%
141,950	Emerson Electric Co.	7,817,186

Energy Equipment & Services — 2.9%
257,089	Halliburton Co.	9,728,248
168,280	Schlumberger Ltd.	13,014,775

		22,743,023

Food & Staples Retailing — 2.9%
382,645	CVS Caremark Corp.	11,861,995
195,034	Wal-Mart Stores, Inc.	10,549,389

		22,411,384

Food Products — 4.6%
326,500	Archer-Daniels-Midland Co.	9,465,235
555,316	General Mills, Inc.	19,619,314
246,896	Unilever NV	7,006,909

		36,091,458

Health Care Equipment & Supplies — 2.4%
381,564	Baxter International, Inc.	18,524,932

Health Care Providers & Services — 1.4%
249,982	Aetna, Inc.	7,404,467
67,840	WellPoint, Inc.*	3,781,401

		11,185,868

Household Durables — 1.1%
487,737	Newell Rubbermaid, Inc.	8,179,349

Household Products — 0.8%
97,515	The Procter & Gamble Co.	5,955,241

Industrial Conglomerates — 3.6%
1,783,592	General Electric Co.	28,234,261

Insurance — 9.6%
237,858	Aflac, Inc.	12,249,687
116,999	Everest Re Group Ltd.	9,768,246
241,419	Marsh & McLennan Cos., Inc.	6,054,789
354,252	Prudential Financial, Inc.	17,953,491
344,723	The Allstate Corp.	10,034,887
350,329	The Hartford Financial Services Group, Inc.	7,798,324
201,657	The Travelers Cos., Inc.	10,887,461

		74,746,885

Internet Software & Services* — 0.9%
13,022	Google, Inc.	7,236,456

Machinery — 0.9%
144,177	Illinois Tool Works, Inc.	6,867,151

Media — 3.6%
733,603	Comcast Corp.	14,672,060
738,695	DISH Network Corp.*	13,584,601

		28,256,661

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 1.1%
83,154	Freeport-McMoRan Copper & Gold, Inc.	$8,425,163

Multi-Utilities — 1.6%
263,556	PG&E Corp.	12,368,683

Oil, Gas & Consumable Fuels — 7.7%
312,794	Newfield Exploration Co.*	20,904,023
333,903	Occidental Petroleum Corp.	29,440,227
221,147	Range Resources Corp.	9,285,963

		59,630,213

Pharmaceuticals — 6.2%
287,288	Johnson & Johnson	17,682,577
696,792	Merck & Co., Inc.	24,018,420
126,072	Teva Pharmaceutical Industries Ltd. ADR	6,308,643

		48,009,640

Real Estate Investment Trusts — 2.1%
964,797	MFA Financial, Inc.	7,863,096
83,024	Simon Property Group, Inc.	8,177,864

		16,040,960

Semiconductors & Semiconductor Equipment — 1.0%
231,309	Texas Instruments, Inc.	7,355,626

Software* — 1.8%
282,933	Adobe Systems, Inc.	7,845,732
145,919	BMC Software, Inc.	6,478,804

		14,324,536

Thrifts & Mortgage Finance — 0.9%
409,352	New York Community Bancorp, Inc.	6,877,114

Wireless Telecommunication Services* — 1.9%
3,885,127	Sprint Nextel Corp.	14,685,780

TOTAL COMMON STOCKS		$758,136,756

Principal	Interest	Maturity
Amount	Rate	Date	Value
Convertible Preferred Stock(a) — 0.5%
Ford Motor Co. Capital Trust II
$78,434	6.500%	01/15/32	$4,030,723

Shares	Rate	Value
Preferred Stock(a)(b) — 0.8%
JPMorgan Chase & Co.
5,480,000	7.900%	$5,830,172

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 1.3%
Repurchase Agreement — 1.3%
Joint Repurchase Agreement Account II
$10,200,000	0.242%	12/01/10	$10,200,000
Maturity Value: $10,200,069

TOTAL INVESTMENTS — 100.1%			$778,197,651

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(706,909)

NET ASSETS — 100.0%			$777,490,742

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

(c) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$741,754,592

Gross unrealized gain	67,646,462
Gross unrealized loss	(31,203,403)

Net unrealized security gain	$36,443,059

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 99.4%
Aerospace & Defense — 4.5%
1,319,913	Honeywell International, Inc.	$65,612,875
685,477	The Boeing Co.	43,712,868

		109,325,743

Auto Components — 1.3%
899,368	Johnson Controls, Inc.	32,772,970

Automobiles* — 2.3%
1,957,148	Ford Motor Co.	31,196,939
765,423	General Motors Co.	26,177,467

		57,374,406

Beverages — 2.4%
923,478	PepsiCo., Inc.	59,684,383

Biotechnology* — 1.8%
691,616	Biogen Idec, Inc.	44,242,675

Capital Markets — 4.2%
901,734	Bank of New York Mellon Corp.	24,337,801
214,521	Franklin Resources, Inc.	24,474,701
1,310,727	Invesco Ltd.	28,495,205
582,545	State Street Corp.	25,165,944

		102,473,651

Chemicals — 3.0%
721,549	LyondellBasell Industries NV*	21,076,446
1,645,691	The Dow Chemical Co.	51,312,646

		72,389,092

Commercial Banks — 4.3%
597,365	PNC Financial Services Group, Inc.	32,168,105
725,116	SunTrust Banks, Inc.	16,938,710
2,304,887	U.S. Bancorp	54,810,213

		103,917,028

Computers & Peripherals* — 2.0%
2,289,974	EMC Corp.	49,211,541

Consumer Finance* — 1.5%
3,225,206	SLM Corp.	37,251,129

Diversified Financial Services — 7.1%
6,251,887	Bank of America Corp.	68,458,163
2,833,470	JPMorgan Chase & Co.	105,915,108

		174,373,271

Electric Utilities — 4.4%
1,336,533	American Electric Power Co., Inc.	47,580,575
596,854	Entergy Corp.	42,519,879
267,766	NextEra Energy, Inc.	13,554,315
179,874	PPL Corp.	4,570,598

		108,225,367

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 1.0%
445,039	Emerson Electric Co.	$24,508,298

Energy Equipment & Services — 3.1%
923,233	Halliburton Co.	34,935,137
524,951	Schlumberger Ltd.	40,599,710

		75,534,847

Food & Staples Retailing — 2.6%
1,131,875	CVS Caremark Corp.	35,088,125
541,665	Wal-Mart Stores, Inc.	29,298,660

		64,386,785

Food Products — 4.4%
991,349	Archer-Daniels-Midland Co.	28,739,208
1,660,765	General Mills, Inc.	58,674,827
692,411	Unilever NV	19,650,624

		107,064,659

Health Care Equipment & Supplies — 2.2%
1,112,713	Baxter International, Inc.	54,022,216

Health Care Providers & Services* — 2.0%
875,096	WellPoint, Inc.	48,777,851

Household Durables — 0.9%
1,351,608	Newell Rubbermaid, Inc.	22,666,466

Household Products — 0.7%
296,383	The Procter & Gamble Co.	18,100,110

Industrial Conglomerates — 3.6%
5,518,994	General Electric Co.	87,365,675

Insurance — 9.3%
739,168	Aflac, Inc.	38,067,152
346,206	Everest Re Group Ltd.	28,904,739
738,402	Marsh & McLennan Cos., Inc.	18,519,122
1,100,617	Prudential Financial, Inc.	55,779,270
1,063,871	The Allstate Corp.	30,969,285
1,052,670	The Hartford Financial Services Group, Inc.	23,432,434
587,074	The Travelers Cos., Inc.	31,696,125

		227,368,127

Internet Software & Services* — 0.9%
40,369	Google, Inc.	22,433,457

Machinery — 0.9%
450,887	Illinois Tool Works, Inc.	21,475,748

Media — 5.1%
1,723,432	CBS Corp. Class B	29,022,595
2,805,416	Comcast Corp.	56,108,320
2,082,344	DISH Network Corp.*	38,294,306

		123,425,221

Metals & Mining — 1.1%
257,291	Freeport-McMoRan Copper & Gold, Inc.	26,068,724

Multi-Utilities — 1.6%
811,476	PG&E Corp.	38,082,569

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail* — 0.9%
375,863	Kohl’s Corp.	$21,206,190

Oil, Gas & Consumable Fuels — 7.7%
1,019,519	Newfield Exploration Co.*	68,134,455
1,035,296	Occidental Petroleum Corp.	91,282,048
684,235	Range Resources Corp.	28,731,028

		188,147,531

Pharmaceuticals — 6.5%
557,251	Johnson & Johnson	34,298,799
2,169,982	Merck & Co., Inc.	74,799,279
998,097	Teva Pharmaceutical Industries Ltd. ADR	49,944,774

		159,042,852

Semiconductors & Semiconductor Equipment — 1.0%
748,622	Texas Instruments, Inc.	23,806,180

Software — 2.6%
877,395	Adobe Systems, Inc.*	24,330,164
508,705	BMC Software, Inc.*	22,586,502
607,833	Oracle Corp.	16,435,804

		63,352,470

Textiles, Apparel & Luxury Goods — 0.6%
132,606	Polo Ralph Lauren Corp.	14,485,879

Wireless Telecommunication Services* — 1.9%
12,054,602	Sprint Nextel Corp.	45,566,396

TOTAL COMMON STOCKS		$2,428,129,507

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.5%
Repurchase Agreement — 0.5%
Joint Repurchase Agreement Account II
$13,100,000	0.242%	12/01/10	$13,100,000
Maturity Value: $13,100,088

TOTAL INVESTMENTS — 99.9%			$2,441,229,507

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			1,882,424

NET ASSETS — 100.0%			$2,443,111,931

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,297,700,547

Gross unrealized gain	240,702,672
Gross unrealized loss	(97,173,712)

Net unrealized security gain	$143,528,960

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.8%
Aerospace & Defense* — 0.8%
1,583,157	BE Aerospace, Inc.	$56,202,074

Airlines* — 0.5%
5,417,043	JetBlue Airways Corp.	36,781,722

Auto Components* — 2.6%
1,276,372	Lear Corp.	112,027,171
1,473,229	TRW Automotive Holdings Corp.	69,963,645

		181,990,816

Beverages* — 0.5%
626,810	Hansen Natural Corp.	33,358,828

Biotechnology* — 1.6%
1,771,455	Biogen Idec, Inc.	113,319,976

Building Products — 0.6%
3,685,240	Masco Corp.	40,205,968

Capital Markets — 3.4%
4,611,982	Invesco Ltd.	100,264,489
4,226,561	Janus Capital Group, Inc.	44,125,297
1,220,428	Lazard Ltd.	43,703,527
1,562,593	Legg Mason, Inc.	50,971,783

		239,065,096

Chemicals — 2.5%
1,052,037	Celanese Corp.	38,925,369
8,626,020	Huntsman Corp.	133,444,529

		172,369,898

Commercial Banks — 4.2%
2,072,850	Comerica, Inc.	75,638,297
4,790,086	Fifth Third Bancorp	57,241,528
3,926,092	First Horizon National Corp.*	37,572,700
491,373	M&T Bank Corp.	37,816,066
3,862,855	SunTrust Banks, Inc.	90,236,293

		298,504,884

Commercial Services & Supplies — 0.8%
1,888,567	Republic Services, Inc.	53,144,275

Communications Equipment* — 0.5%
969,080	Polycom, Inc.	35,860,805

Consumer Finance* — 1.2%
7,475,892	SLM Corp.	86,346,553

Containers & Packaging — 1.4%
1,671,777	Owens-Illinois, Inc.*	44,937,366
2,598,346	Temple-Inland, Inc.	54,487,315

		99,424,681

Diversified Telecommunication Services — 1.5%
2,511,241	CenturyLink, Inc.	107,958,251

Electric Utilities — 6.2%
821,717	DPL, Inc.	20,814,092
2,289,736	Edison International	84,582,848
702,890	FirstEnergy Corp.	24,678,468
1,898,372	Northeast Utilities	59,039,369

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
4,068,104	NV Energy, Inc.	$55,692,344
1,017,065	Pinnacle West Capital Corp.	41,109,767
3,048,958	PPL Corp.	77,474,023
1,190,124	Progress Energy, Inc.	51,996,517
773,569	Westar Energy, Inc.	19,269,604

		434,657,032

Electrical Equipment — 0.7%
922,699	Cooper Industries PLC	50,287,096

Electronic Equipment, Instruments & Components — 0.7%
1,053,929	Amphenol Corp.	52,728,068

Energy Equipment & Services* — 3.0%
1,810,709	Cameron International Corp.	87,113,210
2,691,183	Key Energy Services, Inc.	27,719,185
4,692,847	Weatherford International Ltd.	95,781,007

		210,613,402

Food Products — 4.1%
3,134,202	ConAgra Foods, Inc.	67,322,659
1,321,469	H.J. Heinz Co.	63,787,309
2,802,623	Sara Lee Corp.	42,039,345
1,805,006	The J.M. Smucker Co.	114,166,629

		287,315,942

Health Care Equipment & Supplies — 2.9%
908,671	C.R. Bard, Inc.	77,100,734
3,432,344	Hologic, Inc.*	56,290,442
1,759,281	Kinetic Concepts, Inc.*	69,861,049

		203,252,225

Health Care Providers & Services — 1.4%
3,250,364	Aetna, Inc.	96,275,782

Hotels, Restaurants & Leisure — 0.7%
1,721,089	Wyndham Worldwide Corp.	49,481,309

Household Durables — 2.2%
641,490	Mohawk Industries, Inc.*	33,703,885
4,801,520	Newell Rubbermaid, Inc.	80,521,490
70,280	NVR, Inc.*	43,572,194

		157,797,569

Household Products* — 0.5%
500,796	Energizer Holdings, Inc.	35,251,030

Industrial Conglomerates — 0.8%
2,396,076	Textron, Inc.	53,576,259

Insurance — 9.9%
1,412,979	Everest Re Group Ltd.	117,969,617
6,091,956	Genworth Financial, Inc.*	71,032,207
2,870,386	Marsh & McLennan Cos., Inc.	71,989,281
5,029,924	Principal Financial Group, Inc.	137,015,130
4,146,882	The Hartford Financial Services Group, Inc.	92,309,593
1,904,451	The Progressive Corp.	38,736,533
3,716,504	W.R. Berkley Corp.	99,193,492

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
3,384,304	XL Group PLC	$66,535,416

		694,781,269

Internet & Catalog Retail* — 1.4%
6,209,985	Liberty Media Corp. — Interactive	96,006,368

IT Services* — 0.3%
613,433	VeriFone Holdings, Inc.	21,316,797

Machinery — 3.5%
863,265	Eaton Corp.	83,218,746
1,070,024	Parker Hannifin Corp.	85,848,025
2,353,202	Pentair, Inc.	77,420,346

		246,487,117

Media — 3.4%
6,855,729	CBS Corp. Class B	115,450,476
5,444,067	DISH Network Corp.*	100,116,392
71,170	The Washington Post Co. Class B	26,832,514

		242,399,382

Metals & Mining — 1.5%
532,050	Cliffs Natural Resources, Inc.	36,360,297
4,475,435	Steel Dynamics, Inc.	71,338,434

		107,698,731

Multi-Utilities — 5.6%
869,849	Alliant Energy Corp.	31,584,217
5,046,903	CMS Energy Corp.	90,692,847
2,254,056	SCANA Corp.	91,559,755
1,219,517	Sempra Energy	61,085,606
4,953,440	Xcel Energy, Inc.	116,405,840

		391,328,265

Oil, Gas & Consumable Fuels — 7.9%
1,456,150	Alpha Natural Resources, Inc.*	72,166,794
3,285,192	Forest Oil Corp.*	112,419,270
2,914,990	Newfield Exploration Co.*	194,808,782
2,672,933	QEP Resources, Inc.	93,900,136
1,872,765	Range Resources Corp.	78,637,403

		551,932,385

Real Estate Investment Trusts — 7.8%
792,417	Alexandria Real Estate Equities, Inc.	52,893,835
901,628	Boston Properties, Inc.	75,556,426
2,459,471	Douglas Emmett, Inc.	41,073,166
2,339,525	Equity Residential Properites Trust	116,929,460
4,283,372	Host Hotels & Resorts, Inc.	70,589,971
8,192,516	MFA Financial, Inc.	66,769,005
1,043,330	Tanger Factory Outlet Centers, Inc.	50,058,973
1,504,894	Ventas, Inc.	77,155,915

		551,026,751

Road & Rail — 1.5%
1,451,349	Kansas City Southern*	68,706,862

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — (continued)
790,805	Ryder System, Inc.	$34,091,603

		102,798,465

Semiconductors & Semiconductor Equipment — 1.3%
7,071,578	ON Semiconductor Corp.*	57,668,719
1,308,261	Xilinx, Inc.	35,480,038

		93,148,757

Software* — 3.6%
2,435,911	Adobe Systems, Inc.	67,547,812
1,570,391	BMC Software, Inc.	69,725,361
846,756	Check Point Software Technologies Ltd.	36,300,430
2,638,067	Parametric Technology Corp.	56,507,395
810,621	Quest Software, Inc.	20,508,711

		250,589,709

Specialty Retail — 1.3%
1,183,383	Guess?, Inc.	55,914,847
926,407	Urban Outfitters, Inc.*	35,008,920

		90,923,767

Textiles, Apparel & Luxury Goods* — 0.6%
1,641,185	Hanesbrands, Inc.	44,558,173

Wireless Telecommunication Services* — 1.9%
5,301,547	Clearwire Corp.	37,216,860
25,386,014	Sprint Nextel Corp.	95,959,133

		133,175,993

TOTAL COMMON STOCKS		$6,803,941,470

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 2.3%
Repurchase Agreement — 2.3%
Joint Repurchase Agreement Account II
$165,100,000	0.242%	12/01/10	$165,100,000
Maturity Value: $165,101,110

TOTAL INVESTMENTS — 99.1%			$6,969,041,470

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			60,159,969

NET ASSETS — 100.0%			$7,029,201,439

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,047,323,596

Gross unrealized gain	1,011,886,384
Gross unrealized loss	(90,168,510)

Net unrealized security gain	$921,717,874

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 95.7%
Aerospace & Defense* — 1.0%
628,290	AAR Corp.	$15,430,802
100,207	TransDigm Group, Inc.	6,864,180

		22,294,982

Airlines* — 1.4%
2,449,330	AirTran Holdings, Inc.	18,223,015
2,004,387	JetBlue Airways Corp.	13,609,788

		31,832,803

Auto Components* — 1.4%
406,161	Tenneco, Inc.	14,808,630
350,118	TRW Automotive Holdings Corp.	16,627,104

		31,435,734

Building Products — 0.4%
277,427	Universal Forest Products, Inc.	9,066,314

Capital Markets — 3.0%
942,390	Apollo Investment Corp.	9,951,638
126,614	Ares Capital Corp.	2,080,268
470,952	BGC Partners, Inc.	3,602,783
143,878	E*TRADE Financial Corp.*	2,122,200
268,881	Golub Capital BDC, Inc.	4,363,939
255,894	KBW, Inc.	5,941,859
748,311	Knight Capital Group, Inc.*	9,832,807
992,090	MF Global Holdings Ltd.*	7,787,906
642,250	PennantPark Investment Corp.	7,514,325
172,916	Piper Jaffray Cos., Inc.*	5,182,292
243,397	Solar Capital Ltd.	5,714,962
83,616	Stifel Financial Corp.*	4,333,817

		68,428,796

Chemicals — 3.1%
807,272	H.B. Fuller Co.	16,928,494
370,889	Minerals Technologies, Inc.	22,564,887
1,987,536	PolyOne Corp.*	24,764,699
271,917	Solutia, Inc.*	5,813,585

		70,071,665

Commercial Banks — 10.4%
338,429	Bank of the Ozarks, Inc.	12,823,075
595,401	Boston Private Financial Holdings, Inc.	3,197,303
136,397	Bridge Capital Holdings*	1,159,374
66,665	Capital City Bank Group, Inc.	843,312
466,610	CoBiz, Inc.	2,291,055
1,041,426	CVB Financial Corp.	8,196,023
358,848	East West Bancorp, Inc.	6,222,424
722,607	F.N.B. Corp.	6,337,263
305,081	First Financial Bankshares, Inc.	14,756,768
807,036	First Midwest Bancorp, Inc.	7,561,927
638,409	FirstMerit Corp.	11,124,277
1,162,232	Glacier Bancorp, Inc.	15,492,553
341,894	Hancock Holding Co.	10,769,661
200,951	Heritage Financial Corp.*	2,757,048
299,172	Home Bancshares, Inc.	6,192,860

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
191,709	IBERIABANK Corp.	$9,664,051
216,410	Lakeland Financial Corp.	4,525,133
712,602	MB Financial, Inc.	10,140,326
124,131	PacWest Bancorp	2,110,227
491,683	Pinnacle Financial Partners, Inc.*	4,833,244
459,797	PrivateBancorp, Inc.	5,591,132
429,324	Prosperity Bancshares, Inc.	13,970,203
234,832	Sandy Spring Bancorp, Inc.	3,985,099
287,658	SCBT Financial Corp.	8,891,509
123,910	Sierra Bancorp	1,282,468
521,189	Signature Bank*	22,906,257
150,065	Simmons First National Corp.	4,359,388
244,019	Southcoast Financial Corp.*(a)	732,057
165,134	Summit State Bank	1,056,858
430,494	Texas Capital Bancshares, Inc.*	8,127,727
123,984	The First of Long Island Corp.	3,193,828
281,378	TriCo Bancshares	4,060,285
236,627	UMB Financial Corp.	8,826,187
212,034	United Community Banks, Inc.*	324,412
527,582	Webster Financial Corp.	8,705,103

		237,010,417

Commercial Services & Supplies — 1.0%
417,753	G&K Services, Inc.	11,588,468
454,968	Waste Connections, Inc.	11,829,168

		23,417,636

Communications Equipment — 0.6%
123,194	Plantronics, Inc.	4,406,650
275,828	Polycom, Inc.*	10,207,015

		14,613,665

Computers & Peripherals* — 1.2%
727,466	Avid Technology, Inc.	11,333,920
1,237,816	Electronics for Imaging, Inc.	16,203,012

		27,536,932

Construction & Engineering — 1.1%
1,449,798	Comfort Systems USA, Inc.	16,165,248
128,021	Michael Baker Corp.*	4,108,194
264,251	MYR Group, Inc.*	4,167,238

		24,440,680

Consumer Finance — 0.6%
63,857	Cash America International, Inc.	2,311,624
153,199	EZCORP, Inc.*	3,854,487
236,227	First Cash Financial Services, Inc.*	6,800,975

		12,967,086

Diversified Financial Services* — 0.5%
495,500	PHH Corp.	10,519,465

Diversified Telecommunication Services* — 0.5%
1,589,611	Premiere Global Services, Inc.	11,222,654

Electric Utilities — 4.7%
692,112	Cleco Corp.	20,991,757

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
1,661,807	El Paso Electric Co.*	$43,771,997
177,965	Great Plains Energy, Inc.	3,319,047
78,653	IDACORP, Inc.	2,856,677
143,139	MGE Energy, Inc.	5,910,209
388,166	Portland General Electric Co.	8,217,474
118,486	The Empire District Electric Co.	2,553,373
184,161	Unisource Energy Corp.	6,476,943
558,876	Westar Energy, Inc.	13,921,601

		108,019,078

Electrical Equipment — 1.8%
130,897	AZZ, Inc.	4,878,531
125,636	Belden, Inc.	4,181,166
564,772	EnerSys*	17,050,467
234,971	Regal-Beloit Corp.	14,333,231

		40,443,395

Electronic Equipment, Instruments & Components — 3.0%
322,386	Anixter International, Inc.	18,011,706
688,753	Checkpoint Systems, Inc.*	12,356,229
166,515	Littelfuse, Inc.	7,704,649
317,420	MTS Systems Corp.	12,163,534
353,410	Newport Corp.*	5,135,047
462,504	SYNNEX Corp.*	13,255,365

		68,626,530

Energy Equipment & Services* — 1.2%
1,550,679	Key Energy Services, Inc.	15,971,994
88,903	Oil States International, Inc.	5,274,615
159,680	T-3 Energy Services, Inc.	5,676,624

		26,923,233

Food & Staples Retailing* — 0.4%
478,526	The Pantry, Inc.	9,828,924

Food Products — 1.7%
615,548	Darling International, Inc.*	7,128,046
249,420	Lance, Inc.	5,838,922
475,246	The Hain Celestial Group, Inc.*	12,598,771
272,757	TreeHouse Foods, Inc.*	13,550,568

		39,116,307

Gas Utilities — 1.1%
106,547	South Jersey Industries, Inc.	5,454,141
493,464	Southwest Gas Corp.	17,286,044
86,050	The Laclede Group, Inc.	3,041,867

		25,782,052

Health Care Equipment & Supplies — 1.5%
655,384	American Medical Systems Holdings, Inc.*	11,751,035
1,339,555	Cardiac Science Corp.*	3,094,372
251,648	Hill-Rom Holdings, Inc.	9,960,228
268,341	West Pharmaceutical Services, Inc.	10,175,491

		34,981,126

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — 2.3%
469,747	Amedisys, Inc.*	$13,331,420
350,174	LHC Group, Inc.*	9,262,102
782,032	Lincare Holdings, Inc.	20,137,324
713,316	Team Health Holdings, Inc.*	9,843,761

		52,574,607

Hotels, Restaurants & Leisure* — 2.0%
129,101	DineEquity, Inc.	6,896,575
483,942	Gaylord Entertainment Co.	16,613,729
797,998	Orient-Express Hotels Ltd.	9,232,837
283,915	WMS Industries, Inc.	12,591,630

		45,334,771

Household Durables* — 0.5%
595,615	Meritage Homes Corp.	11,298,817

Industrial Conglomerates — 0.6%
381,139	Carlisle Cos., Inc.	13,957,310

Insurance — 5.9%
662,405	Alterra Capital Holdings Ltd.	13,473,318
1,995,097	American Equity Investment Life Holding Co.	21,906,165
258,665	Aspen Insurance Holdings Ltd.	7,475,418
293,993	Donegal Group, Inc.	4,371,676
80,428	Enstar Group Ltd.*	6,675,524
2,650,757	Meadowbrook Insurance Group, Inc.	25,076,161
299,057	ProAssurance Corp.*	17,713,146
203,415	RLI Corp.	11,794,002
766,894	Symetra Financial Corp.	9,279,417
704,536	Tower Group, Inc.	18,120,666

		135,885,493

Internet & Catalog Retail* — 0.6%
518,516	HSN, Inc.	14,699,929

IT Services* — 0.4%
779,764	Convergys Corp.	10,051,158

Leisure Equipment & Products — 0.3%
106,474	Polaris Industries, Inc.	7,739,595

Life Sciences Tools & Services* — 0.5%
530,114	ICON PLC ADR	10,671,195

Machinery — 3.0%
707,329	Actuant Corp.	16,714,184
297,009	Altra Holdings, Inc.*	4,983,811
266,819	Graco, Inc.	9,594,811
730,046	Robbins & Myers, Inc.	22,638,727
177,733	Tennant Co.	6,067,805
289,279	Watts Water Technologies, Inc.	9,416,031

		69,415,369

Media* — 0.5%
716,812	Knology, Inc.	11,031,737

Metals & Mining — 2.7%
1,288,698	Commercial Metals Co.	19,807,288
456,821	Kaiser Aluminum Corp.	21,424,905

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — (continued)
326,908	Metals USA Holdings Corp.*	$4,455,756
515,011	Olympic Steel, Inc.	10,835,831
78,794	Schnitzer Steel Industries, Inc.	4,498,350

		61,022,130

Multi-Utilities — 0.3%
123,228	Avista Corp.	2,633,382
139,896	NorthWestern Corp.	4,030,404

		6,663,786

Multiline Retail* — 0.2%
170,770	Big Lots, Inc.	5,234,100

Oil, Gas & Consumable Fuels — 5.3%
186,315	Approach Resources, Inc.*	3,403,975
263,434	Atlas Energy, Inc.*	11,314,490
641,330	Brigham Exploration Co.*	16,129,450
468,724	Golar LNG Ltd.	6,519,951
204,774	Northern Oil and Gas, Inc.*	4,679,086
160,047	Petroleum Development Corp.*	5,700,874
1,642,043	Resolute Energy Corp.*	21,133,093
882,480	Rex Energy Corp.*	10,457,388
715,424	Rosetta Resources, Inc.*	25,626,488
166,614	Scorpio Tankers, Inc.*	1,657,809
511,509	World Fuel Services Corp.	15,396,421

		122,019,025

Personal Products — 0.9%
382,441	Elizabeth Arden, Inc.*	8,149,818
189,769	Herbalife Ltd.	13,023,846

		21,173,664

Professional Services* — 0.3%
857,032	On Assignment, Inc.	5,887,810

Real Estate Investment Trusts — 12.4%
706,816	Acadia Realty Trust	12,906,460
1,013,427	American Campus Communities, Inc.	31,862,145
1,298,270	BioMed Realty Trust, Inc.	22,888,500
540,750	Capstead Mortgage Corp.	6,353,813
897,274	Cogdell Spencer, Inc.	5,132,407
1,317,745	Cypress Sharpridge Investments, Inc.	17,987,219
390,940	DuPont Fabros Technology, Inc.	8,831,335
957,645	Education Realty Trust, Inc.	7,029,114
537,031	Entertainment Properties Trust	24,864,535
150,053	Hatteras Financial Corp.	4,648,642
1,280,662	Medical Properties Trust, Inc.	13,421,338
3,386,830	MFA Financial, Inc.	27,602,665
1,033,853	National Retail Properties, Inc.	26,890,517
1,023,184	OMEGA Healthcare Investors, Inc.	21,599,414
995,591	Parkway Properties, Inc.	15,819,941
354,576	Pebblebrook Hotel Trust*	6,644,754
232,959	PS Business Parks, Inc.	12,071,935
437,518	Redwood Trust, Inc.	6,050,874
926,071	Retail Opportunity Investments Corp.	9,103,278
294,469	Two Harbors Investment Corp.	2,897,575

		284,606,461

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development* — 0.1%
270,231	Coresite Realty Corp.	$3,480,575

Road & Rail — 0.3%
432,387	Heartland Express, Inc.	6,680,379

Semiconductors & Semiconductor Equipment — 2.8%
1,452,240	Entegris, Inc.*	9,439,560
926,710	Fairchild Semiconductor International, Inc.*	13,020,275
66,315	Inphi Corp.*	1,054,409
506,718	Micrel, Inc.	6,273,169
526,996	MKS Instruments, Inc.*	10,734,909
631,167	Semtech Corp.*	14,762,996
353,510	Standard Microsystems Corp.*	9,633,147

		64,918,465

Software* — 1.5%
1,239,973	Mentor Graphics Corp.	13,943,496
547,213	Monotype Imaging Holdings, Inc.	6,128,785
316,920	NetScout Systems, Inc.	7,000,763
335,942	Parametric Technology Corp.	7,195,878

		34,268,922

Specialty Retail — 2.3%
454,408	American Eagle Outfitters, Inc.	7,497,732
260,428	Jo-Ann Stores, Inc.*	12,615,132
340,515	Jos. A. Bank Clothiers, Inc.*	15,336,796
188,233	Monro Muffler Brake, Inc.	9,306,239
137,701	The Children’s Place Retail Stores, Inc.*	7,148,059

		51,903,958

Textiles, Apparel & Luxury Goods* — 2.6%
274,046	Fossil, Inc.	18,539,212
401,584	G-III Apparel Group Ltd.	10,991,354
746,428	Iconix Brand Group, Inc.	13,943,275
244,467	The Warnaco Group, Inc.	13,164,548
112,807	Vera Bradley, Inc.	3,693,301

		60,331,690

Thrifts & Mortgage Finance — 2.3%
870,606	Brookline Bancorp, Inc.	8,558,057
312,750	Dime Community Bancshares	4,269,038
262,532	First Financial Holdings, Inc.	2,885,227
343,088	Flushing Financial Corp.	4,597,379
1,193,593	MGIC Investment Corp.*	10,169,412
684,191	Northwest Bancshares, Inc.	7,019,800
624,948	Ocwen Financial Corp.*	5,499,542
1,464,350	The PMI Group, Inc.*	4,568,772
120,277	WSFS Financial Corp.	5,232,049

		52,799,276

Trading Companies & Distributors — 2.9%
238,906	Applied Industrial Technologies, Inc.	7,138,511
743,251	Beacon Roofing Supply, Inc.*	12,776,485
522,242	Kaman Corp.	14,711,557
1,710,183	RSC Holdings, Inc.*	13,322,326

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Trading Companies & Distributors — (continued)
309,445	Watsco, Inc.	$18,650,250

		66,599,129

Transportation Infrastructure — 0.6%
1,452,702	Aegean Marine Petroleum Network, Inc.	12,783,778

TOTAL COMMON STOCKS		$2,191,612,603

Exchange Traded Fund — 1.4%
479,914	iShares Russell 2000 Value Index Fund	$31,703,119

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 3.0%
Repurchase Agreement — 3.0%
Joint Repurchase Agreement Account II
$68,300,000	0.242%	12/01/10	$68,300,000
Maturity Value: $68,300,459

TOTAL INVESTMENTS — 100.1%			$2,291,615,722

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(3,028,041)

NET ASSETS — 100.0%			$2,288,587,681

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents an affiliated issuer.

(b) Joint repurchase agreement was entered into on November 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,997,334,241

Gross unrealized gain	416,082,354
Gross unrealized loss	(121,800,873)

Net unrealized security gain	$294,281,481

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of November 30, 2010:

Growth and Income	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$758,136,756	$9,860,895	$—
Short-term Investments	—	10,200,000	—

Total	$758,136,756	$20,060,895	$—

Large Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,428,129,507	$—	$—
Short-term Investments	—	13,100,000	—

Mid Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$6,803,941,470	$—	$—
Short-term Investments	—	165,100,000	—

Small Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,223,315,722	$—	$—
Short-term Investments	—	68,300,000	—

Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2010, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Growth and Income	$10,200,000

Large Cap Value	13,100,000

Mid Cap Value	165,100,000

Small Cap Value	68,300,000

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$11,093,500,000	0.230%	12/01/10	$11,093,570,875

BNP Paribas Securities Co.	7,000,000,000	0.240	12/01/10	7,000,046,667

BNP Paribas Securities Co.	3,500,000,000	0.250	12/01/10	3,500,024,306

Citibank N.A.	250,000,000	0.260	12/01/10	250,001,806

Citigroup Global Markets, Inc.	1,750,000,000	0.260	12/01/10	1,750,012,639

Credit Suisse Securities (USA) LLC	250,000,000	0.230	12/01/10	250,001,597

Credit Suisse Securities (USA) LLC	270,000,000	0.240	12/01/10	270,001,800

Deutsche Bank Securities, Inc.	3,435,000,000	0.250	12/01/10	3,435,023,854

JPMorgan Securities	455,000,000	0.250	12/01/10	455,003,160

Merrill Lynch & Co., Inc.	2,840,000,000	0.250	12/01/10	2,840,019,722

RBS Securities, Inc.	1,000,000,000	0.260	12/01/10	1,000,007,222

UBS Securities LLC	305,000,000	0.230	12/01/10	305,001,949

UBS Securities LLC	500,000,000	0.240	12/01/10	500,003,333

UBS Securities LLC	500,000,000	0.250	12/01/10	500,003,473

Wells Fargo Securities LLC	3,450,000,000	0.250	12/01/10	3,450,023,959

TOTAL				$36,598,746,362

At November 30, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.550 to 7.350%	03/07/11 to 10/29/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	12/22/10 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 8.000	12/02/10 to 12/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 03/15/31

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	11/15/13

Federal National Mortgage Association	0.000 to 10.350	12/15/10 to 06/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 11/15/30

Federal National Mortgage Association Principal-Only Stripped Security	0.000	03/23/28

Government National Mortgage Association	4.000 to 6.000	03/15/24 to 11/20/40

U.S. Treasury Bills	0.000	12/02/10 to 09/22/11

U.S. Treasury Bonds	4.375 to 4.500	08/15/39 to 05/15/40

U.S. Treasury Inflation Protected Securities	1.250 to 3.875	07/15/13 to 04/15/29

U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/11 to 11/15/26

U.S. Treasury Notes	0.375 to 9.000	03/31/11 to 08/15/20

U.S. Treasury Principal-Only Stripped Security	0.000	02/15/11

The aggregate market value of the collateral, including accrued interest, was $37,342,083,679.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principle Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPLE EXECUTIVE OFFICER

Date	January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPLE EXECUTIVE OFFICER

Date	January 26, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 26, 2011

* Print the name and title of each signing officer under his or her signature.